Summary of significant accounting policies - Narrative (Details)	12 Months Ended
Dec. 31, 2024 segment shares
share-based compensation
Number of operating segments | segment	1
Number of reporting segments | segment	1
WillowTree
share-based compensation
Proportion of ownership interest in subsidiary	86.00%
Common Share | Restricted Stock Units
share-based compensation
Grant date fair value, number of shares (in shares) | shares	1
Market price multiplier, number of shares (in shares) | shares	1